Senior Debentures and Innovative Capital Instruments - Senior Debentures (Details) - CAD ($) $ in Millions		12 Months Ended
	Aug. 23, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Redemption of debentures		$ 650	$ 500
Senior Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding		200	500
Fair value of borrowings outstanding		$ 271	590
SLF Inc. Series E Senior Debentures Issued August 23, 2011
Disclosure of detailed information about borrowings [line items]
Interest rate		4.57%
Borrowings outstanding		$ 0	300
Redemption of debentures	$ 300
Sun Life Assurance Series B Senior Debentures Issued June 25, 2002
Disclosure of detailed information about borrowings [line items]
Interest rate		7.09%
Borrowings outstanding		$ 200	$ 200
Government of Canada Bond Yield | SLF Inc. Series E Senior Debentures Issued August 23, 2011
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.53%
Government of Canada Bond Yield | Sun Life Assurance Series B Senior Debentures Issued June 25, 2002
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.32%